SUPPLEMENTARY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of supplementary financial information [abstract]
SUPPLEMENTARY FINANCIAL INFORMATION
NOTE 13 - SUPPLEMENTARY FINANCIAL INFORMATION:

	December 31,
	2020	2019
	U.S. dollars in thousands
a. Other current assets:
Prepaid expenses	98	39
Restricted deposits	70	37
Other	93	97
	261	173

	December 31,
	2020	2019
	U.S. dollars in thousands
b. Accounts payable - other:
Employees and employees related	144	345
Provision for vacation	263	231
Accrued expenses and other	923	794
	1,330	1,370